Fair Value Measurements (Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Recurring Basis
Available-for-sale:
Mortgage-backed securities	$ 1,221,219	$ 1,098,725	$ 1,244,313
Trading securities	4,490	4,146	4,095
Total	1,225,709	1,102,871	1,248,408
Recurring Basis | GSE
Available-for-sale:
Mortgage-backed securities	1,071,654	945,782	977,872
Recurring Basis | Non-GSE
Available-for-sale:
Mortgage-backed securities	33,359	40,451	97,267
Recurring Basis | Corporate Bonds
Available-for-sale:
Mortgage-backed securities	102,703	100,657	121,788
Recurring Basis | Equities
Available-for-sale:
Mortgage-backed securities	13,503	11,835	12,353
Nonrecurring
Real estate loans:
Impaired loans	35,282	35,212	35,748
Commercial and industrial loans	456	462
Other real estate owned	2,139	3,359	171
Total	37,877	39,033	35,919
Nonrecurring | Commercial Real Estate [Member]
Real estate loans:
Impaired loans	26,524	27,826	26,951
Nonrecurring | One-to-Four Family Residential
Real estate loans:
Impaired loans	2,532	2,532	1,381
Nonrecurring | Construction and Land
Real estate loans:
Impaired loans	1,861	1,709	4,526
Nonrecurring | Multi Family
Real estate loans:
Impaired loans	2,411	1,552	2,890
Nonrecurring | Home Equity and Lines of Credit
Real estate loans:
Impaired loans	1,954	1,593
Level 1 | Recurring Basis
Available-for-sale:
Mortgage-backed securities	13,503	11,835	12,353
Trading securities	4,490	4,146	4,095
Total	17,993	15,981	16,448
Level 1 | Recurring Basis | Equities
Available-for-sale:
Mortgage-backed securities	13,503	11,835	12,353
Level 2 | Recurring Basis
Available-for-sale:
Mortgage-backed securities	1,207,716	1,086,890	1,231,960
Total	1,207,716	1,086,890	1,231,960
Level 2 | Recurring Basis | GSE
Available-for-sale:
Mortgage-backed securities	1,071,654	945,782	977,872
Level 2 | Recurring Basis | Non-GSE
Available-for-sale:
Mortgage-backed securities	33,359	40,451	97,267
Level 2 | Recurring Basis | Corporate Bonds
Available-for-sale:
Mortgage-backed securities	102,703	100,657	121,788
Level 3 | Nonrecurring
Real estate loans:
Impaired loans	35,282	35,212	35,748
Commercial and industrial loans	456	462
Other real estate owned	2,139	3,359	171
Total	37,877	39,033	35,919
Level 3 | Nonrecurring | Commercial Real Estate [Member]
Real estate loans:
Impaired loans	26,524	27,826	26,951
Level 3 | Nonrecurring | One-to-Four Family Residential
Real estate loans:
Impaired loans	2,532	2,532	1,381
Level 3 | Nonrecurring | Construction and Land
Real estate loans:
Impaired loans	1,861	1,709	4,526
Level 3 | Nonrecurring | Multi Family
Real estate loans:
Impaired loans	2,411	1,552	2,890
Level 3 | Nonrecurring | Home Equity and Lines of Credit
Real estate loans:
Impaired loans	$ 1,954	$ 1,593